Note 30 - Legal Claim Contingency (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Loss contingency, damages sought, value 1	$ 2,743
Estimated financial effect of contingent liabilities	9,716	$ 11,422	$ 635
Payables to suppliers, current	33,885		$ 59,826
Sigma mineracao [member]
Statement Line Items [Line Items]
Loss contingency, damages sought, value 1	2,200
Sigma brazil [member]
Statement Line Items [Line Items]
Loss contingency, damages sought, value 1	222
Payables to suppliers, current		$ 8,100
Restricted stock units [member]
Statement Line Items [Line Items]
Loss contingency, damages sought, value 1	238
Suppliers' costs [member]
Statement Line Items [Line Items]
Loss contingency, damages sought, value 1	$ 2,505